Stock Compensation Expense and Warrants (Details) - Schedule of stock option activity and related information - FaZe Clan Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Compensation Expense and Warrants (Details) - Schedule of stock option activity and related information [Line Items]
Number of Shares, Options Outstanding and Exercisable as of beginning balance	5,340,000	5,765,000
Weighted- Average Exercise Price Per Share, Options Outstanding and Exercisable as of beginning balance	$ 1.22	$ 5
Number of Shares, Options Outstanding and Exercisable as of ending balance		5,340,000
Weighted-Average Exercise Price Per Share Options Outstanding	$ 1.22	$ 5
Weighted-Average Remaining Contractual Life in Years Options Outstanding	8 years 8 months 12 days	18 years 9 months 18 days
Aggregate Intrinsic Value of In-the-Money Options, Options Outstanding
Number of Shares Options Granted	22,197
Weighted-Average Exercise Price Per Share Options Granted	$ 0.85
Number of Shares Options Exercised	38,541
Weighted-Average Exercise Price Per Share Options Exercised	$ 0.85
Number of Shares Options Forfeited/Cancelled	(0.85)	(425,000)
Weighted-Average Exercise Price Per Share Forfeited/Cancelled		$ 5
Number of Shares Options Expired
Weighted-Average Exercise Price Per Share Options Expired	$ 0.85